CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Amounts due to related parties	¥ 1,451	¥ 54,493
Deferred revenue, current	1,205,609	876,861
Accrued expenses and other current liabilities	983,715	436,123
Promissory notes, current	87,023	361,888
Operating lease liabilities, current	276,877
Loans payable to third parties	413,838	79,500
Notes payable, non-current	87,022
Derivative liability, non-current	¥ 172,235	¥ 63,942
Ordinary shares, authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, issued | shares	188,627,228	188,627,228
Ordinary shares, outstanding | shares	174,025,810	165,038,164
VIE
Amounts due to related parties	¥ 254	¥ 3,199
Deferred revenue, current	1,195,723	862,043
Accrued expenses and other current liabilities	930,674	411,196
Promissory notes, current		190,000
Operating lease liabilities, current	275,893
Loans payable to third parties	¥ 292,952	¥ 79,500